Other Long-Term Assets (Details) - Schedule of Other Long-term Assets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Long-term Assets [Abstract]
Unbilled receivables	$ 3,988	$ 1,902
Rent deposits	2,116	2,083
Other	392	268
Total other long term assets	$ 6,496	$ 4,253